Note 17. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The following table summarizes changes to the contingent consideration liability, a recurring Level 3 measurement, for the years ended December 31, 2014, 2013 and 2012:

Contingent Consideration Related to Acquisitions
In millions
Balance at December 31, 2011	$(90.8)
Total unrealized losses included in earnings (1)	(15.0)
Payment of contingent consideration	80.9
Balance at December 31, 2012	$(24.9)
Total unrealized losses included in earnings (1)	(6.2)
Payment of contingent consideration	15.9
Acquisitions, purchases, sales, redemptions of maturities	(20.0)
Balance at December 31, 2013	$(35.2)
Total unrealized gains included in earnings (1)	1.3
Payment of contingent consideration	7.5
Acquisitions, purchases, sales, redemptions and maturities	(16.3)
Balance at December 31, 2014	$(42.7)
The amount of total losses in 2012 included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31, 2012	$(15.0)
The amount of total losses in 2013 included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31, 2013	$(6.2)
The amount of total gains in 2014 included in earnings attributable to the change in unrealized gains relating to assets and liabilities still held at December 31, 2014	$1.3
__________________________

(1)	Amounts reported in marketing and administration expense in the consolidated statement of operations for fair value adjustments and to interest expense for accretion.

Schedule of Future Minimum Rental Payments for Operating Leases
Our operating lease obligations as of December 31, 2014 were as follows:

	Payments Due By Period
	Total	2015	2016	2017	2018	2019	Thereafter
In millions
Operating Leases	$216.1	$28.6	$21.3	$15.9	$11.9	$10.1	$128.3
Our operating lease obligations as of December 31, 2014 were as follows: